Schedule of exercise prices of outstanding stock options (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	7,131,312	3,917,744	3,917,744
Number of exercisable stock options | shares	6,944,910
Weighted average contractual life ( years)	3 years 3 months 7 days	7 months 28 days
Weighted average exercise price | $ / shares	$ 1.98	$ 1.06
Range 1 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	4,866,648	1,366,292	1,366,292
Number of exercisable stock options | shares	4,866,648
Weighted average contractual life ( years)	2 years 9 months 7 days	1 year 8 months 4 days
Weighted average exercise price | $ / shares	$ 1.03	$ 2.04
Range 1 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	0.78	$ 1.68
Range 1 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | (per share)	$ 1.79		$ 1.88
Range 2 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	2,064,664
Number of exercisable stock options | shares	1,878,262
Weighted average contractual life ( years)	4 years 3 months 14 days
Weighted average exercise price | $ / shares	$ 3.55
Range 2 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	2.43
Range 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	$ 3.86
Range 3 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	200,000
Number of exercisable stock options | shares	200,000
Weighted average contractual life ( years)	4 years 10 months 28 days
Weighted average exercise price | $ / shares	$ 8.93
Range 3 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	$ 8.93